Cover Page Cover Page	Apr. 11, 2024
Document Information and Entities [Line Items]
Document Type	8-K
Document Period End Date	Apr. 11, 2024
Entity Registrant Name	CorEnergy Infrastructure Trust, Inc.
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	20-3431375
Entity Address, Address Line One	1100 Walnut, Ste. 3350
Entity Address, City or Town	Kansas City,
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	64106
City Area Code	(816)
Local Phone Number	875-3705
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001347652
Entity File Number	001-33292